Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock-based Compensation
Fair value assumptions

The fair value of each option granted for the nine months ended September 30, 2020 and 2019 is estimated on the date of grant using the Black-Scholes model based on the following assumptions:

	Nine Months Ended
	September 30,
	2020	2019
Weighted average expected term (years)	6.1	6.1
Risk-free interest rate	0.8%	1.7%
Volatility	40%	45%
Expected dividend yield	0%	0%

The fair value of each option granted during the year ended December 31, 2018 and 2019 is estimated on the date of grant using the Black-Scholes model with the following assumptions (annualized percentage):

	December 31,
	2018	2019
Weighted average expected term (years)	6.07	6.06
Risk‑free interest rate	2.6% ‑ 3.1%	1.3% ‑ 2.5%
Volatility	50%	45%
Expected dividend yield	0%	0%

Stock options activity

The following table summarizes activity of stock options ($ in millions, except for option and average amounts):

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding as of December 31, 2019	4,048,802	$13.27	8.8	$42.2
Granted	968,280	30.44
Exercised	(92,157)	3.77
Cancelled	(110,001)	20.87
Outstanding as of September 30, 2020	4,814,924	$16.73	8.4	$158.8

Options exercisable as of September 30, 2020	1,698,568	$8.72	7.5	$69.6
Options vested and expected to vest as of September 30, 2020	4,814,924	$16.73	8.4	$158.8

The following table summarizes activity under the 2015 Plan of stock options granted ($ in millions, except for option and average amounts):

			Weighted‑
			Average
		Weighted‑	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Options	Price	(Years)	Value
Outstanding as of December 31, 2018	2,169,000	$3.62	8.75	$17.3
Granted	2,255,800	21.17	9.40
Exercised	(182,057)	1.73
Cancelled	(193,941)	7.99
Outstanding as of December 31, 2019	4,048,802	$13.27	8.83	$42.2
Options exercisable as of December 31, 2019	987,985	$4.00	7.52	$19.5
Options unvested as of December 31, 2019	3,110,817	$16.39	9.25	$22.7

Stock-based compensation expense

Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Loss and loss adjustment expense, net	$0.1	$—	$0.2	$—
Other insurance expense	0.1	0.2	0.5	0.4
Sales and marketing	0.8	0.3	2.1	0.5
Technology development	0.8	0.7	2.1	0.8
General and administrative	0.9	0.3	2.4	0.6
Total stock-based compensation expense	$2.7	$1.5	$7.3	$2.3

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows ($ in millions):

	Year Ended
	December 31,
	2018	2019
Other insurance expense	$0.2	$0.6
Sales and marketing	0.3	1.1
Technology development	0.1	1.4
General and administrative	1.5	1.2
Total stock‑based compensation expense	$2.1	$4.3